UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6-30-2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Delta Asset Management, LLC

Address:   700 Colonial Road, Suite 130
           Memphis, TN  38117


Form 13F File Number:  028-02668


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Lisa S. Valentine
Title:  Portfolio Operations Manager
Phone:  615-297-9608

Signature,  Place,  and  Date  of  Signing:

/s/ Lisa S. Valentine              Nashville, TN                      08/11/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              92

Form 13F Information Table Value Total:  $       234259
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101    10641   134708 SH       Sole                   130298              4410
AT&T Incorporated              COM              00206R102     1059    43760 SH       Sole                    43760
Abbott Labs                    COM              002824100      221     4725 SH       Sole                     4725
Altria Group, Inc.             COM              02209S103      274    13659 SH       Sole                    13459               200
America West Res Inc Com       COM              02365V106        1    10000 SH       Sole                    10000
American Sec Res Corp          COM              029569100        0   100000 SH       Sole                   100000
Anglo Canadian Uranium F       COM              03512n104        3    38500 SH       Sole                    38500
Apache Corporation             COM              037411105     2087    24791 SH       Sole                    23836               955
Avery Dennison Corporation     COM              053611109     7362   229139 SH       Sole                   223159              5980
Bank of America Corporation    COM              060505104      159    11062 SH       Sole                    10466               596
Baxter International Inc.      COM              071813109     4340   106784 SH       Sole                   103144              3640
Becton, Dickinson and Company  COM              075887109     4244    62762 SH       Sole                    60807              1955
Bed Bath & Beyond Incorporated COM              075896100     6591   177753 SH       Sole                   172568              5185
Berkshire Hathaway Inc. Class  COM              084670702      991    12430 SH       Sole                    12430
Bristol Myers Squibb Company   COM              110122108      827    33175 SH       Sole                    32375               800
Buckeye Technologies Inc.      COM              118255108       25     2500 SH       Sole                     2500
Canalaska Uranium Ltd          COM              13708P102        3    30000 SH       Sole                    30000
Canon Inc. ADR                 COM              138006309     5954   159587 SH       Sole                   154902              4685
Cedar Fair L P Depositry Unit  COM              150185106      192    15575 SH       Sole                    15575
Chevron Corporation            COM              166764100      768    11315 SH       Sole                    11315
Coca-Cola Company              COM              191216100      493     9843 SH       Sole                     9143               700
Colgate-Palmolive Company      COM              194162103      158     2004 SH       Sole                     2004
Comcast Corporation New Class  COM              20030N200     8103   493183 SH       Sole                   480061             13122
Computer Sciences Corporation  COM              205363104     7627   168562 SH       Sole                   165352              3210
Corrections Corporation Of Ame COM              22025Y407     5978   313292 SH       Sole                   313292
Cytogenix Inc                  COM              232825109        1    85000 SH       Sole                    85000
Dell Incorporated              COM              24702R101     4964   411617 SH       Sole                   402037              9580
Duke Energy Corporation New    COM              26441C105     2554   159644 SH       Sole                   156799              2845
E.I. du Pont De Nemours and Co COM              263534109      244     7051 SH       Sole                     7051
ERHC Energy Inc                COM              26884j104        2    10000 SH       Sole                    10000
Ecolab Incorporated            COM              278865100     5606   124833 SH       Sole                   120538              4295
Emerson Electric Co.           COM              291011104      246     5620 SH       Sole                     5620
Enhanced Oil Resources F       COM              29333e106       11    58000 SH       Sole                    58000
Enterprise Products Partners L COM              293792107      239     6766 SH       Sole                     6766
Exxon Mobil Corporation        COM              30231G102     2682    46995 SH       Sole                    46820               175
FedEx Corporation              COM              31428X106      489     6982 SH       Sole                     6982
First Horizon National Corpora COM              320517105      502    43886 SH       Sole                    42796              1090
Forest Laboratories, Inc.      COM              345838106      247     9000 SH       Sole                     9000
General Electric Company       COM              369604103      958    66450 SH       Sole                    57650              8800
General Mills, Inc.            COM              370334104     7323   206173 SH       Sole                   201613              4560
Goldman Sachs Group, Inc.      COM              38141G104     1741    13266 SH       Sole                    12496               770
Green Bankshares Inc           COM              394361208      264    20689 SH       Sole                                      20689
Gtx Incorporated Del           COM              40052B108       16     5100 SH       Sole                     5100
Honeywell International Incorp COM              438516106     7862   201442 SH       Sole                   195532              5910
Iberiabank Corp                COM              450828108     1471    28565 SH       Sole                    28565
Intel Corporation              COM              458140100      312    16060 SH       Sole                    16060
International Business Machine COM              459200101     1204     9752 SH       Sole                     8752              1000
International Flavors & Fragra COM              459506101      109     2562 SH       Sole                     2162               400
J.M. Smucker Company           COM              832696405        2       28 SH       Sole                       16                12
JPMorgan Chase & Co.           COM              46625H100      590    16128 SH       Sole                    16128
Johnson & Johnson              COM              478160104      592    10021 SH       Sole                    10021
Kinder Morgan Energy Partners  COM              494550106      279     4284 SH       Sole                     4284
Kraft Foods Inc.               COM              50075N104      287    10260 SH       Sole                    10260
L Oreal Company ADR (MONACO)   COM              502117203     4063   204822 SH       Sole                   198952              5870
Legg Mason Incorporated        COM              524901105     2764    98606 SH       Sole                    95886              2720
Lowes Companies Incorporated   COM              548661107     4051   198405 SH       Sole                   192125              6280
Marriott International Incorpo COM              571903202     5312   177411 SH       Sole                   171669              5742
Mattel Incorporated            COM              577081102     7664   362191 SH       Sole                   350671             11520
McGraw Hill Companies Incorpor COM              580645109     4740   168445 SH       Sole                   163955              4490
Merck & Company Inc.           COM              58933y105      488    13966 SH       Sole                    13709               257
Meredith Corporation           COM              589433101     2813    90349 SH       Sole                    88519              1830
Microsoft Corporation          COM              594918104     8502   369480 SH       Sole                   357880             11600
Mid-America Apartment Communit COM              59522J103      331     6433 SH       Sole                     6033               400
National Instruments Corporati COM              636518102      373    11737 SH       Sole                     9587              2150
Nestle S A Sponsored ADR (SWIT COM              641069406     9774   201903 SH       Sole                   195571              6332
Newell Rubbermaid Incorporated COM              651229106     5823   397777 SH       Sole                   386452             11325
NextEra Energy, Inc            COM              65339F101      205     4212 SH       Sole                     4212
Oilsands Quest Inc.            COM              678046103       24    40000 SH       Sole                    40000
PepsiCo                        COM              713448108      286     4690 SH       Sole                     4690
Pfizer Inc.                    COM              717081103      737    51682 SH       Sole                    47882              3800
Philip Morris International In COM              718172109      533    11629 SH       Sole                    11529               100
Procter & Gamble Company       COM              742718109    11566   192828 SH       Sole                   187328              5500
Regions Financial Corporation  COM              7591EP100      179    27205 SH       Sole                    27205
Royal Dutch Shell Plc Sponsore COM              780259206      264     5250 SH       Sole                     5250
Santa Fe Hldgs Company         COM              802016105        0    10000 SH       Sole                    10000
Scotts Co Class A              COM              810186106      120     2700 SH       Sole                                       2700
Spectra Energy Corporation     COM              847560109     1528    76130 SH       Sole                    74713              1417
Stanley Black & Decker Inc     COM              854502101     9432   186702 SH       Sole                   183752              2950
SunTrust Banks, Inc.           COM              867914103     5807   249234 SH       Sole                   239076             10158
Sysco Corporation              COM              871829107     6788   237595 SH       Sole                   230605              6990
UMB Financial Corporation      COM              902788108      369    10376 SH       Sole                    10376
United Parcel Service Incorpor COM              911312106     4354    76528 SH       Sole                    73868              2660
United Technologies Corporatio COM              913017109      314     4845 SH       Sole                     4845
Unum Group                     COM              91529Y106       53     2457 SH       Sole                     2457
Verizon Communications         COM              92343V104      558    19910 SH       Sole                    19910
Wal Mart Stores Incorporated   COM              931142103     6816   141785 SH       Sole                   138240              3545
Walt Disney Company            COM              254687106     9844   312514 SH       Sole                   305759              6755
Wells Fargo & Company          COM              949746101     8406   328340 SH       Sole                   317930             10410
Windstream Corporation         COM              97381W104      402    38043 SH       Sole                    38043
Yukon Gold Corp Inc            COM              988480109        0    31000 SH       Sole                    31000
Santa Fe Hldgs Company         COM              802016105        0    22600 SH       Sole                    22600
Old Second Capital Trust I 7.8 PFD              680280104       78    14848 SH       Sole                    14848